EATON VANCE MUNICIPALS TRUST
Two International Place
Boston, MA 02110
Telephone: (617) 482-8260
Fax: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the "Registrant") (1933 Act File No. 33-572) certifies (a) that the form of prospectus and statement of additional information used with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 133 (“Amendment No. 133”) to the Registrant's Registration Statement on Form N-1A, and (b) that Amendment No. 133 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-11-001253) on November 28, 2011:

Eaton Vance Arizona Municipal Income Fund
Eaton Vance Connecticut Municipal Income Fund
Eaton Vance Minnesota Municipal Income Fund
Eaton Vance Municipal Opportunities Fund
Eaton Vance New Jersey Municipal Income Fund
Eaton Vance Pennsylvania Municipal Income Fund
(collectively “the Funds”)

EATON VANCE MUNICIPALS TRUST By: /s/ Maureen A. Gemma Maureen A. Gemma, Esq. Secretary

Date: December 7, 2011